Consolidated statements of comprehensive income - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues		$ 252,813	$ 210,100	$ 156,136
Costs		(211,812)	(177,304)	(119,537)
Gross profit		41,001	32,796	36,599
Selling expenses		(17,954)	(15,212)	(11,099)
Administrative expenses		(8,736)	(7,126)	(5,586)
Exploration expenses		(2,456)	(3,155)	(2,473)
Recovery / (Impairment) of property, plant and equipment and intangible assets		5,032	(34,943)	(2,535)
Other net operating results		(814)	3,394	1,682
Operating profit / (loss)		16,073	(24,246)	16,588
Income from equity interests in associates and joint ventures		1,428	588	318
Financial income		17,623	16,759	27,263
Financial loss		(28,629)	(24,944)	(16,016)
Other financial results		2,208	2,039	910
Net financial results		(8,798)	(6,146)	12,157
Net profit (loss) before income tax		8,703	(29,804)	29,063
Income tax		3,969	1,425	(24,637)
Net profit / (loss) for the year		12,672	(28,379)	4,426
Net profit / (loss) for the year attributable to:
- Shareholders of the parent company		12,340	(28,237)	4,579
- Non-controlling interest		$ 332	$ (142)	$ (153)
Profit / (loss) per share attributable to shareholders of the parent company basic and diluted		$ 31.43	$ (72.13)	$ 11.68
Other comprehensive income
Actuarial results - Pension plans	[1]	$ 0	$ 0	$ 6
Exchange differences from investments in subsidiaries	[2]	0	0	(189)
Translation differences from Assets held for disposal		(499)	0	0
Translation differences from investments in subsidiaries, associates and joint ventures	[3]	(641)	(938)	(1,466)
Translation differences from YPF	[4]	23,057	28,352	45,407
Total other comprehensive income for the year	[5]	21,917	27,414	43,758
Total comprehensive income / (loss) for the year		$ 34,589	$ (965)	$ 48,184

[1]	Immediately reclassified to retained earnings.
[2]	Exchange differences as recognized by the merged indirect subsidiary Gas Argentino S.A. in its statement of comprehensive income, which was reclassified by YPF as other comprehensive income upon the acquisition of the NO of said subsidiary.
[3]	Will be reversed to net income at the moment of the sale of the investment or full or partial reimbursement of the capital.
[4]	Will not be reversed to net income.
[5]	Entirely assigned to the parent company's shareholders.